Loan impairment provisions (Tables)	6 Months Ended
Jun. 30, 2024
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	30 June	31 December
	2024	2023
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	345,847	348,586
Stage 2	37,288	37,891
Stage 3	5,812	5,563
Of which: individual	1,216	1,031
Of which: collective	4,596	4,532
	388,947	392,040
ECL provisions (3)
Stage 1	585	709
Stage 2	802	976
Stage 3	1,956	1,960
Of which: individual	366	332
Of which: collective	1,590	1,628
	3,343	3,645
ECL provisions coverage (4)
Stage 1 (%)	0.17	0.20
Stage 2 (%)	2.15	2.58
Stage 3 (%)	33.65	35.23
	0.86	0.93

	Half year ended
	30 June	30 June
	2024	2023
	£m	£m
Impairment losses
ECL (release)/charge (5)	48	223
Stage 1	(364)	(209)
Stage 2	190	296
Stage 3	222	136
Of which: individual	80	13
Of which: collective	142	123

Amounts written off	369	122
Of which: individual	64	22
Of which: collective	305	100

(1)	The table shows gross loans only and excludes amounts that were outside the scope of the ECL framework. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £114.8 billion (31 December 2023 - £103.1 billion) and debt securities of £51.4 billion (31 December 2023 - £50.1 billion).
(2)	Fair value through other comprehensive income (FVOCI). Includes loans to customers and banks.
(3)	Includes £4 million (31 December 2023 - £9 million) related to assets classified as FVOCI and £0.1 billion (31 December 2023 – £0.1 billion) related to off-balance sheet exposures.
(4)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non - loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful (nm) coverage ratio.
(5)	Includes a £6 million release (June 2023 – £5 million release) related to other financial assets, of which £5 million release (June 2023 – £1 million charge) related to assets classified as FVOCI and includes a £4 million charge (June 2023 - £3 million release) related to contingent liabilities.